U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO Bond Funds, Inc.
               7800 East Union Avenue
               Denver, Colorado 80237

2. The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
              X
             ---
3.    Investment Company Act File Number: 811-2674

      Securities Act File Number:   002-57151

4(a)  Last day of fiscal year for which this Form is filed:

            August 31, 1999

4(b)  ____  Check  box if this  Form is being  filed  late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year).
            (See Instruction A.2)

4(c)  ____  Check box if this is the last time the issuer will be filing this
            Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of
            securities sold during
            the fiscal year pursuant
            to section 24(f)                       $2,159,049,733
                                                   --------------

      (ii)  Aggregate price of
            securities redeemed
            or repurchased during
            the fiscal year:                       $1,873,950,433
                                                   --------------

      (iii) Aggregate  price of
            securities  redeemed
            or  repurchased  during
            any prior  fiscal year
            ending no earlier  than
            October 1, 1995 that were
            not  previously  used to
            reduce  registration  fees
            payable  to the Commission             $55,501,145
                                                   -----------

      (iv)  Total  available redemption
            credits  [add items  5(ii)
            and 5(iii)]                            $1,929,451,578
                                                   --------------

      (v)   Net sales - if item 5(i)
            is greater than item 5(iv)
            [subtract  item 5(iv)
            from item 5(i)]                        $229,598,155
                                                   ------------

      (vi)  Redemption  credits
            available for use in
            future years - if item 5(i)
            is less than item 5(iv)
            [subtract item 5(iv)
            from item 5(i)]                        $0
                                                   --

      (vii) Multiplier for determining
            registration fee
            (See Instruction C.9)                  x0.000278
                                                   ---------

      (viii)Registration  fee due
            [multiply item 5(v)
            by item 5(vii)] (enter "0"
            if no fee is due):                     =$63,828.29
                                                   -----------

6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.    Interest due - if this Form
      is being filed more than 90 days
      after the end of the Issuer's
      fiscal year (see instruction D):             +$0
                                                   ---

8.    Total of the  amount of the
      registration  fee due plus any
      interest  due [line 5(viii)
      plus line 7]:                                =$63,828.29
                                                   -----------


9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:




            Method of Delivery:
                                     X  Wire Transfer
                                    ---
                                    ___ Mail or other means

                                    SIGNATURE

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                           INVESCO Bond Funds, Inc. -
                               High Yield Fund
                               Select Income Fund
                               Tax-Free Bond Fund
                               U. S. Government Securities Fund



                              /s/ Mark H. Williamson
                         By: ___________________________
                                      Mark H. Williamson
                                       President


Date: November 17, 1999